Putnam Global Equity Fund
The fund's portfolio
1/31/21 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value
Air freight and logistics (0.9%)
DSV Panalpina A/S (Denmark)	56,121	$8,752,357

		8,752,357
Automobiles (0.9%)
General Motors Co.	166,100	8,417,948

		8,417,948
Banks (1.9%)
Bank of America Corp.	284,384	8,431,986
Citigroup, Inc.	178,300	10,339,617

		18,771,603
Beverages (2.2%)
Asahi Group Holdings, Ltd. (Japan)	284,500	11,578,474
Heineken NV (Netherlands)	101,082	10,529,533

		22,108,007
Biotechnology (1.6%)
Regeneron Pharmaceuticals, Inc.(NON)	15,435	7,776,770
Vertex Pharmaceuticals, Inc.(NON)	36,681	8,402,883

		16,179,653
Building products (2.1%)
Fortune Brands Home & Security, Inc.	109,683	9,460,159
Johnson Controls International PLC	232,300	11,573,186

		21,033,345
Capital markets (—%)
BGP Holdings PLC (Malta)	82,319	—

		—
Commercial services and supplies (0.9%)
Waste Connections, Inc.	87,091	8,579,334

		8,579,334
Construction and engineering (0.8%)
Kyudenko Corp. (Japan)	274,800	8,342,072

		8,342,072
Construction materials (0.8%)
Summit Materials, Inc. Class A(NON)	401,821	8,249,385

		8,249,385
Containers and packaging (4.6%)
Avery Dennison Corp.	72,000	10,862,640
Ball Corp.	136,300	11,997,126
SIG Combibloc Group AG (Switzerland)	960,845	22,881,789

		45,741,555
Distributors (0.8%)
PALTAC Corp. (Japan)	152,900	7,937,046

		7,937,046
Diversified financial services (0.9%)
Eurazeo SA (France)(NON)	128,537	9,004,523

		9,004,523
Diversified telecommunication services (1.1%)
Liberty Global PLC Class C (United Kingdom)(NON)	450,400	10,881,664

		10,881,664
Electric utilities (5.4%)
NRG Energy, Inc.	1,293,481	53,563,048

		53,563,048
Electrical equipment (1.2%)
Eaton Corp. PLC	101,500	11,946,550

		11,946,550
Entertainment (2.9%)
CTS Eventim AG & Co. KGaA (Germany)(NON)	155,568	9,176,799
Sea, Ltd. ADR (Thailand)(NON)	44,000	9,535,240
Walt Disney Co. (The)(NON)	61,800	10,392,906

		29,104,945
Food and staples retail (1.9%)
Walmart, Inc.	129,500	18,193,455

		18,193,455
Food products (3.9%)
Kerry Group PLC Class A (Ireland)	80,838	10,964,407
Nomad Foods, Ltd. (United Kingdom)(NON)	1,080,333	27,116,358

		38,080,765
Health-care equipment and supplies (3.3%)
Cooper Cos., Inc. (The)	31,200	11,358,048
Danaher Corp.	89,295	21,237,923

		32,595,971
Health-care technology (1.0%)
CompuGroup Medical SE & Co. KgaA (Germany)	98,104	9,710,916

		9,710,916
Household durables (1.5%)
HC Brillant Services GmbH (acquired 8/2/13, cost $17) (Private) (Germany)(NON)(F)(RES)	26	24
Open House Co., Ltd. (Japan)	362,100	14,633,421

		14,633,445
Independent power and renewable electricity producers (1.1%)
AES Corp. (The)	435,600	10,624,284

		10,624,284
Insurance (6.8%)
Assured Guaranty, Ltd.	863,495	30,869,946
AXA SA (France)	422,165	9,335,145
Prudential PLC (United Kingdom)	550,132	8,819,334
QBE Insurance Group, Ltd. (Australia)	2,938,292	17,894,738

		66,919,163
Interactive media and services (2.2%)
Alphabet, Inc. Class C(NON)	11,562	21,224,826

		21,224,826
Internet and direct marketing retail (5.8%)
Alibaba Group Holding, Ltd. ADR (China)(NON)	27,800	7,056,474
Amazon.com, Inc.(NON)	15,730	50,433,526

		57,490,000
IT Services (6.2%)
Fidelity National Information Services, Inc.	68,300	8,432,318
Fiserv, Inc.(NON)	102,875	10,564,234
GoDaddy, Inc. Class A(NON)	147,321	11,576,484
PayPal Holdings, Inc.(NON)	52,400	12,277,844
Visa, Inc. Class A	94,254	18,214,586

		61,065,466
Life sciences tools and services (0.9%)
Bio-Rad Laboratories, Inc. Class A(NON)	14,700	8,434,419

		8,434,419
Machinery (1.9%)
Otis Worldwide Corp.	152,700	9,872,055
Stanley Black & Decker, Inc.	52,400	9,090,876

		18,962,931
Marine (0.9%)
A. P. Moeller-Maersck A/S (Denmark)	4,161	8,609,039

		8,609,039
Media (1.3%)
Cogeco Communications, Inc. (Canada)	153,700	13,100,108

		13,100,108
Oil, gas, and consumable fuels (1.6%)
Cenovus Energy, Inc. (Canada)	2,713,724	16,022,378

		16,022,378
Personal products (1.3%)
Unilever PLC (United Kingdom)	226,620	13,209,094

		13,209,094
Pharmaceuticals (3.3%)
AstraZeneca PLC (United Kingdom)	124,486	12,709,398
Novartis AG (Switzerland)	128,779	11,648,723
Royalty Pharma PLC Class A(S)	168,402	7,916,578

		32,274,699
Road and rail (2.3%)
Union Pacific Corp.	117,281	23,159,479

		23,159,479
Semiconductors and semiconductor equipment (5.4%)
ASML Holding NV (Netherlands)	24,100	12,873,256
Micron Technology, Inc.(NON)	220,000	17,219,400
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	90,600	11,009,712
Texas Instruments, Inc.	72,697	12,045,166

		53,147,534
Software (11.7%)
Adobe, Inc.(NON)	34,581	15,864,725
Constellation Software, Inc. (Canada)	8,000	9,745,642
Dynatrace, Inc.(NON)	284,844	11,823,874
Microsoft Corp.	177,561	41,187,051
RingCentral, Inc. Class A(NON)	32,938	12,283,239
ServiceNow, Inc.(NON)	45,263	24,585,051
Topicus.com, Inc. (Canada)(NON)	14,879	55,992

		115,545,574
Specialty retail (2.5%)
Advance Auto Parts, Inc.	66,074	9,854,276
Lowe's Cos., Inc.	88,911	14,834,800

		24,689,076
Textiles, apparel, and luxury goods (1.2%)
Levi Strauss & Co. Class A	588,100	11,591,451

		11,591,451
Trading companies and distributors (2.5%)
Ashtead Group PLC (United Kingdom)	335,504	16,954,773
Yellow Cake PLC 144A (United Kingdom)(NON)	2,715,892	8,070,945

		25,025,718

Total common stocks (cost $769,216,818)		$982,922,826

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 7/31/21(i)	$67,000	$68,468
1.50%, 2/15/30(i)	178,000	186,702
0.125%, 8/31/22(i)	112,000	112,082

Total U.S. treasury obligations (cost $367,252)		$367,252

SHORT-TERM INVESTMENTS (0.7%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.15%(AFF)	Shares	815,900	$815,900
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	4,426,894	4,426,894
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	310,000	310,000
U.S. Treasury Bills 0.089%, 2/2/21(SEGSF)		$900,000	900,000
U.S. Treasury Bills 0.084%, 5/6/21(SEGSF)		509,000	508,906
U.S. Treasury Bills 0.077%, 5/13/21(SEGSF)		300,000	299,937

Total short-term investments (cost $7,261,618)			$7,261,637
TOTAL INVESTMENTS

Total investments (cost $776,845,688)			$990,551,715

	FORWARD CURRENCY CONTRACTS at 1/31/21 (aggregate face value $348,261,725) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$339,170	$345,470	$6,300
		British Pound	Sell	3/17/21	15,499,864	15,240,356	(259,508)
		Canadian Dollar	Sell	4/21/21	9,242,225	9,322,541	80,316
		Euro	Buy	3/17/21	1,533,328	1,538,133	(4,805)
		Japanese Yen	Buy	2/17/21	1,655,077	1,665,568	(10,491)
	Barclays Bank PLC
		Canadian Dollar	Sell	4/21/21	4,685,873	4,727,635	41,762
		Euro	Sell	3/17/21	7,324,211	7,343,354	19,143
		Hong Kong Dollar	Buy	2/17/21	8,125,651	8,125,737	(86)
		Japanese Yen	Sell	2/17/21	513,027	514,116	1,089
		Swedish Krona	Buy	3/17/21	2,301,616	2,296,308	5,308
	Citibank, N.A.
		Australian Dollar	Sell	4/21/21	4,373,583	4,454,835	81,252
		British Pound	Sell	3/17/21	3,457,144	3,399,786	(57,358)
		Canadian Dollar	Buy	4/21/21	2,939,200	2,965,397	(26,197)
		Chinese Yuan (Offshore)	Buy	2/18/21	49,155	47,753	1,402
		Danish Krone	Sell	3/17/21	11,483,676	11,492,551	8,875
		Euro	Sell	3/17/21	2,447,882	2,454,252	6,370
		Japanese Yen	Sell	2/17/21	4,271,920	4,283,150	11,230
	Goldman Sachs International
		British Pound	Sell	3/17/21	13,328,904	13,106,683	(222,221)
		Canadian Dollar	Buy	4/21/21	8,814,081	8,890,291	(76,210)
		Euro	Buy	3/17/21	266,021	266,687	(666)
		Japanese Yen	Buy	2/17/21	158,411	158,634	(223)
	HSBC Bank USA, National Association
		British Pound	Sell	3/17/21	10,860,964	10,679,761	(181,203)
		Canadian Dollar	Sell	4/21/21	33,554	33,844	290
		Chinese Yuan (Offshore)	Sell	2/18/21	13,523,705	13,136,700	(387,005)
		Euro	Buy	3/17/21	21,717,909	21,779,086	(61,177)
		Hong Kong Dollar	Buy	2/17/21	67,043	67,058	(15)
		Japanese Yen	Buy	2/17/21	192,849	193,390	(541)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/21/21	2,518,097	2,540,938	22,841
		Euro	Sell	3/17/21	10,316,526	10,342,206	25,680
		Japanese Yen	Buy	2/17/21	12,255,086	12,281,717	(26,631)
		Norwegian Krone	Buy	3/17/21	1,891,473	1,861,491	29,982
		Singapore Dollar	Buy	2/17/21	3,952,260	3,846,233	106,027
		Swedish Krona	Buy	3/17/21	7,142,972	7,126,481	16,491
		Swiss Franc	Sell	3/17/21	19,935,544	20,037,147	101,603
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	2,883,941	2,940,493	(56,552)
		British Pound	Sell	3/17/21	3,505,796	3,499,284	(6,512)
		Canadian Dollar	Buy	4/21/21	1,365,380	1,377,300	(11,920)
		Euro	Sell	3/17/21	5,723,953	5,738,300	14,347
		Japanese Yen	Buy	2/17/21	2,063,279	2,089,713	(26,434)
		Swiss Franc	Sell	3/17/21	2,592,855	2,606,712	13,857
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	1,943,195	1,979,333	(36,138)
		British Pound	Sell	3/17/21	5,109,793	5,019,678	(90,115)
		Euro	Buy	3/17/21	4,739,674	4,774,526	(34,852)
		Hong Kong Dollar	Buy	2/17/21	42,382	42,381	1
		Japanese Yen	Sell	2/17/21	876,677	878,407	1,730
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/21/21	2,839,519	2,892,717	53,198
		British Pound	Buy	3/17/21	4,087,560	4,019,636	67,924
		Canadian Dollar	Sell	4/21/21	2,022,612	2,040,200	17,588
		Chinese Yuan (Offshore)	Buy	2/18/21	7,750,569	7,528,489	222,080
		Euro	Buy	3/17/21	401,461	402,461	(1,000)
		Israeli Shekel	Buy	4/21/21	2,044,110	2,110,892	(66,782)
		Japanese Yen	Buy	2/17/21	13,110,644	13,142,352	(31,708)
		Swedish Krona	Buy	3/17/21	128,646	129,810	(1,164)
		Swiss Franc	Buy	3/17/21	17,946,193	17,899,113	47,080
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/21/21	101,209	102,078	869
	UBS AG
		Australian Dollar	Buy	4/21/21	7,897,560	8,043,327	(145,767)
		British Pound	Buy	3/17/21	795,694	782,568	13,126
		Canadian Dollar	Sell	4/21/21	1,094,057	1,104,082	10,025
		Euro	Buy	3/17/21	20,939,766	21,035,592	(95,826)
		Japanese Yen	Buy	2/17/21	8,110,675	8,129,708	(19,033)
		Swiss Franc	Buy	3/17/21	83,967	84,372	(405)
	WestPac Banking Corp.
		Australian Dollar	Sell	4/21/21	2,401,335	2,445,930	44,595
		British Pound	Sell	3/17/21	10,440,916	10,239,457	(201,459)
		Canadian Dollar	Sell	4/21/21	727,624	733,918	6,294
		Euro	Buy	3/17/21	2,595,470	2,602,648	(7,178)
		Japanese Yen	Buy	2/17/21	5,273,570	5,280,959	(7,389)

	Unrealized appreciation						1,078,675

	Unrealized (depreciation)						(2,154,571)

	Total						$(1,075,896)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $987,639,569.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $24, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,643,375	$33,673,650	$38,501,125	$2,400	$815,900
	Putnam Short Term Investment Fund**	12,776,828	71,821,421	80,171,355	5,740	4,426,894

	Total Short-term investments	$18,420,203	$105,495,071	$118,672,480	$8,140	$5,242,794
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $815,900, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $770,964.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,410,840.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,811,630 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	64.7%
	United Kingdom	9.9
	Japan	4.3
	Canada	3.9
	Switzerland	3.5
	Netherlands	2.4
	Germany	1.9
	France	1.9
	Australia	1.8
	Denmark	1.8
	Taiwan	1.1
	Ireland	1.1
	Thailand	1.0
	China	0.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,752,764 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,410,840 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$65,134,744	$9,176,799	$—
Consumer discretionary	102,188,475	22,570,467	24
Consumer staples	45,309,813	46,281,508	—
Energy	16,022,378	—	—
Financials	49,641,549	45,053,740	—
Health care	65,126,621	34,069,037	—
Industrials	83,681,639	50,729,186	—
Information technology	229,702,582	55,992	—
Materials	31,109,151	22,881,789	—
Utilities	64,187,332	—	—

Total common stocks	752,104,284	230,818,518	24
U.S. treasury obligations	—	367,252	—
Short-term investments	310,000	6,951,637	—

Totals by level	$752,414,284	$238,137,407	$24
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,075,896)	$—

Totals by level	$—	$(1,075,896)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$393,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com